Asset Retirement Obligations	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Asset Retirement Obligation Disclosure [Line Items]
Asset Retirement Obligation [Text Block]
Asset Retirement Obligations

MidAmerican Energy estimates its ARO liabilities based upon detailed engineering calculations of the amount and timing of the future cash spending for a third party to perform the required work. Spending estimates are escalated for inflation and then discounted at a credit-adjusted, risk-free rate. Changes in estimates could occur for a number of reasons, including changes in laws and regulations, plan revisions, inflation and changes in the amount and timing of the expected work.

MidAmerican Energy does not recognize liabilities for AROs for which the fair value cannot be reasonably estimated. Due to the indeterminate removal date, the fair value of the associated liabilities on certain generation, transmission, distribution and other assets cannot currently be estimated, and no amounts are recognized on the Financial Statements other than those included in the cost of removal regulatory liability established via approved depreciation rates in accordance with accepted regulatory practices. These accruals totaled $653 million and $642 million as of December 31, 2015 and 2014, respectively.

The following table presents MidAmerican Energy's ARO liabilities by asset type as of December 31, (in millions):

	2015	2014

Quad Cities Station	$289	$265
Fossil-fueled generating facilities	160	132
Wind-powered generating facilities	82	60
Other	1	3
Total asset retirement obligations	$532	$460

Quad Cities Station nuclear decommissioning trust funds(1)	$429	$424

(1)	Refer to Note 7 for a discussion of the Quad Cities Station nuclear decommissioning trust funds.

The following table reconciles the beginning and ending balances of MidAmerican Energy's ARO liabilities for the years ended December 31, (in millions):

	2015	2014

Beginning balance	$460	$430
Change in estimated costs	36	(2)
Additions	22	11
Retirements	(9)	—
Accretion	23	21
Ending balance	$532	$460

Reflected as:
Other current liabilities	$44	$28
Asset retirement obligations	488	432
	$532	$460

In December 2014, the United States Environmental Protection Agency released its final rule regulating the management and disposal of coal combustion byproducts resulting from the operation of coal-fueled generating facilities, including requirements for the operation and closure of surface impoundment and ash landfill facilities. The final rule, which was effective in October 2015, resulted in increases to MidAmerican Energy's ARO liabilities due to changes in the expected timing and amount of cash flow for ash pond closures at some of MidAmerican Energy's thermal generating facilities.